JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 8, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan U.S. Large Cap Core Plus Fund II (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 161 (Amendment No. 162 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of registering Class A, Class C, Select Class, and Institutional Class Shares for the Fund. The Fund seeks to provide a high total return from a portfolio of selected equity securities with a secondary focus on maximizing after-tax return.

If you have any questions or comments, please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary